Summary of Significant Accounting Policies (Details) - Schedule of revenues from contracts with customers - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Futures brokerage commissions
Commission on futures broking earned	$ 4,312,075	$ 4,287,038	$ 16,085,815
Trading solution services fees	4,396,207	3,309,288
Structure note subscription fees		734,317	78,311
Other service revenues	294,083	280,677	277,937
Revenues	9,002,365	8,611,320	16,442,063
Hong Kong Exchange [Member]
Futures brokerage commissions
Commission on futures broking earned	718,166	922,512	4,158,080
Overseas Exchanges [Member]
Futures brokerage commissions
Commission on futures broking earned	$ 3,593,909	$ 3,364,526	$ 11,927,735